Contract Liabilities and Deferred Income - Summary of Customer Advances and Deferred Income (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Contract Liabilities And Deferred Income [Abstract]
Customer Advances	₽ 16,181	₽ 7,726
Unredeemed gift certificates	1,451	1,267
Ozon Premium	92	130
Loyalty points program	55	452
Total contract liabilities	17,779	9,575
Upfront fees under ADS program	289	348
Total	18,068	9,923
Out of which:
Current	17,838	9,634
Non-current	₽ 230	₽ 289